BALANCE SHEET COMPONENTS - Estimated Future Amortization Expense (Details) $ in Thousands	Jan. 01, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2023	$ 138
2024	89
2025	50
2026	11
2027	2
Thereafter	1
Total future amortization expense	$ 291